Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property, plant and equipment are carried at cost less accumulated depreciation
Buildings	20 years
Machineries and equipment	10 years
Fixtures and electronic equipment	4 – 5 years
Motor vehicles	5 years
Leasehold improvements	Shorter of the lease term or estimated useful lives

Schedule of net revenues from customers
	December 31, 2018	December 31, 2019	December 31, 2020
Percentage of revenue contributed by Customer A	16%	11%	—
	16%	11%	—

Schedule of accounts receivable from customers
	December 31, 2019	December 31, 2020
Percentage of accounts receivable from Customer B	—	10%
	—	10%